THE CRM FUNDS

                              SMALL CAP VALUE FUND
                               MID CAP VALUE FUND
                              LARGE CAP VALUE FUND
                                   VALUE FUND

                       SUPPLEMENT DATED AUGUST 31, 1998 TO
                        PROSPECTUS DATED AUGUST 21, 1998


Institutional Shares of Large Cap Value Fund and Value Fund are currently not offered for sale.

                                  THE CRM FUNDS

                              SMALL CAP VALUE FUND
                               MID CAP VALUE FUND
                              LARGE CAP VALUE FUND
                                   VALUE FUND

                       SUPPLEMENT DATED AUGUST 31, 1998 TO
                        PROSPECTUS DATED AUGUST 21, 1998


Investor Shares of Mid Cap Value Fund are currently not offered for sale.